Stock Options (Details) - USD ($)		3 Months Ended
	Jan. 06, 2025	Jan. 31, 2026	Jan. 31, 2024
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period		12 months
Issued and outstanding common shares in total		15.00%
Share-based compensation expense (in Dollars)			$ 3,264
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares		5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares		2.00%
Common shares reserved for issuance period		12 months